SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SCHEDULE OF ACCOUNTS AND OTHER PAYABLES

	June 30, 2022	December 31, 2021

Accounts Payable	$375,774	$62,889
Accrued Expenses	1,595,660	2,834,726
Deferred Revenue and Customer Deposits	158,948	58,211
Accounts and Other Payables	$2,130,382	$2,955,826

SCHEDULE OF NET REVENUE AND NET ASSETS (LIABILITIES) FOR OTHER SIGNIFICANT GEOGRAPHIC REGIONS

We conduct operations in various geographic regions. The operations conducted and the customer bases located in the foreign countries are similar to the business conducted and the customer bases located in the United States. The net revenues and net assets (liabilities) for other significant geographic regions are as follows:

	June 30, 2022 (Unaudited)
	Net Revenue	Net Assets (Liabilities)
United States	$111,948	$3,799,496
Republic of China (Taiwan)	$770,322	$771,377

Previously Reported [Member]
SCHEDULE OF FUTURE AMORTIZATION OF TRADEMARKS

Intangible assets consist of trademarks and other intangible assets associated with the purchase price allocation of MEGAsys. Such assets are fully amortized at December 31, 2021. Current year amortization of trademarks was as follows:

2021	$6,666

Total	$6,666

SCHEDULE OF ACCOUNTS AND OTHER PAYABLES

	December 31, 2021	December 31, 2020

Accounts Payable	$62,889	$405,819
Accrued Expenses	2,834,726	2,751,127
Deferred Revenue and Customer Deposits	58,211	864
Accounts and Other Payables	$2,955,826	$3,157,810

SCHEDULE OF NET REVENUE AND NET ASSETS (LIABILITIES) FOR OTHER SIGNIFICANT GEOGRAPHIC REGIONS

We conduct operations in various geographic regions. The operations conducted and the customer bases located in the foreign countries are similar to the business conducted and the customer bases located in the United States. The net revenues and net assets (liabilities) for other significant geographic regions are as follows:

	December 31, 2021
	Net Revenue	Net Assets (Liabilities)
United States	$133,678	$(1,586,925)
Republic of China (Taiwan)	$1,784,170	$809,647